Inventories	9 Months Ended
Sep. 30, 2019
Inventories
Inventories	4. Inventories

	9/30/2019	12/31/2018
	(€ in thousands)
Raw materials and merchandise	4,018	4,628
Work in progress	8,984	5,436
Total	13,002	10,064